Consolidated Statements of Shareholders' (Deficit) Equity - USD ($) $ in Thousands		Number of ordinary shares	Additional paid-in capital	Statutory reserves	Accumulated Other comprehensive loss	Accumulated deficit	Total Borqs Technologies,Inc. shareholders' equity	Noncontrolling interest	Subscription receivable	Total
Balance at Dec. 31, 2017			$ 120,642	$ 1,898	$ (507)	$ (74,231)	$ 47,802	$ (797)		$ 47,005
Balance (in Shares) at Dec. 31, 2017		30,804,635
Consolidated net loss						(71,764)	(71,764)	(235)		(71,999)
Appropriation of statutory reserves				199		(199)
Foreign exchange difference					(1,636)		(1,636)	(72)		(1,708)
Shareholders contribution			(808)				(808)	808
Issuance of ordinary shares			3,274				3,274			3,274
Issuance of ordinary shares (in Shares)		502,887
Repurchase of ordinary shares			(22)				(22)			(22)
Repurchase of ordinary shares (in Shares)		(4,172)
Share-based compensation			976				976			976
Share-based compensation (in Shares)
Balance at Dec. 31, 2018			124,062	2,097	(2,143)	(146,194)	(22,178)	(296)		(22,474)
Balance (in Shares) at Dec. 31, 2018		31,303,350
Effect of ASC 606 adoption						930	930			930
Consolidated net loss						(34,408)	(34,408)	(1,325)		(35,733)
Foreign exchange difference					437		437	(284)		153
Issuance of ordinary shares	[1]		28,179				12,892		(15,287)	12,892
Issuance of ordinary shares (in Shares)	[1]	8,539,908
Transactions related to equity interests in Yuantel	[2]		7,767		(198)		7,570	(2,489)		5,081
Repurchase of ordinary shares	[3]		(10,048)				(10,048)			(10,048)
Repurchase of ordinary shares (in Shares)	[3]	(966,136)
Share-based compensation			495				495			495
Share-based compensation (in Shares)
Balance at Dec. 31, 2019			150,455	2,097	(1,904)	(179,672)	(44,311)	(4,394)	(15,287)	(48,705)
Balance (in Shares) at Dec. 31, 2019		38,877,122
Consolidated net loss						(35,503)	(35,503)	715		(34,788)
Foreign exchange difference					661		661			661
Debt equity conversion settlement	[4]		3,594				3,594			3,594
Debt equity conversion settlement (in Shares)	[4]	3,078,880
Disposal of Yuantel	[2]		(6,959)				(6,959)	3,566		(3,393)
Contribution by management	[5]		396				396			396
Issuance of ordinary shares for collateral	[6]		4,080						(4,080)
Issuance of ordinary shares for collateral (in Shares)	[6]	4,000,000
Share-based compensation	[7]		19,994				19,994			19,994
Share-based compensation (in Shares)	[7]	13,983,136
Balance at Dec. 31, 2020			$ 171,560	$ 2,097	$ (1,243)	$ (215,175)	$ (62,128)	$ (113)	$ (19,367)	$ (62,241)
Balance (in Shares) at Dec. 31, 2020		59,939,138

[1]	Refer to Note 2(z) for information regarding subscription receivables.
[2]	Refer to Note 1(c) for information regarding transactions related to equity interests in Yuantel.
[3]	Refer to Note 20(d) for information regarding repurchase of ordinary shares.
[4]	Refer to Note 20(h) for information regarding debt repayment settlement.
[5]	Refer to Note 20(i) for information regarding contribution by management.
[6]	Refer to Note 20(j) for information regarding issuance of shares for collateral.
[7]	Refer to Note 16(c)(d) and 20(g) for information regarding share-based compensation.